Cover	Nov. 01, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 01, 2021
Entity Registrant Name	Public Storage
Entity Incorporation, State or Country Code	MD
Entity File Number	001-33519
Entity Tax Identification Number	95-3551121
Entity Address, Address Line One	701 Western Avenue
Entity Address, City or Town	Glendale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91201-2349
City Area Code	818
Local Phone Number	244-8080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001393311
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q3
Amendment Flag	false
Common Shares
Document Information [Line Items]
Title of 12(b) Security	Common Shares, $0.10 par value
Trading Symbol	PSA
Security Exchange Name	NYSE
Depositary Shares Each Representing 1/1,000 of a 4.900% Cum Pref Share, Series E, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 4.900% Cum Pref Share, Series E, $0.01 par value
Trading Symbol	PSAPrE
Security Exchange Name	NYSE
Depositary Shares Each Representing 1/1,000 of a 5.150% Cum Pref Share, Series F, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 5.150% Cum Pref Share, Series F, $0.01 par value
Trading Symbol	PSAPrF
Security Exchange Name	NYSE
Depositary Shares Each Representing 1/1,000 of a 5.050% Cum Pref Share, Series G, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 5.050% Cum Pref Share, Series G, $0.01 par value
Trading Symbol	PSAPrG
Security Exchange Name	NYSE
Depositary Shares Each Representing 1/1,000 of a 5.600% Cum Pref Share, Series H, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 5.600% Cum Pref Share, Series H, $0.01 par value
Trading Symbol	PSAPrH
Security Exchange Name	NYSE
Depositary Shares Each Representing 1/1,000 of a 4.875% Cum Pref Share, Series I, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 4.875% Cum Pref Share, Series I, $0.01 par value
Trading Symbol	PSAPrI
Security Exchange Name	NYSE
Depositary Shares Each Representing 1/1,000 of a 4.700% Cum Pref Share, Series J, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 4.700% Cum Pref Share, Series J, $0.01 par value
Trading Symbol	PSAPrJ
Security Exchange Name	NYSE
Series K Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 4.750% Cum Pref Share, Series K, $0.01 par value
Trading Symbol	PSAPrK
Security Exchange Name	NYSE
Depositary Shares Each Representing 1/1,000 of a 4.625% Cum Pref Share, Series L, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 4.625% Cum Pref Share, Series L, $0.01 par value
Trading Symbol	PSAPrL
Security Exchange Name	NYSE
Depositary Shares Each Representing 1/1,000 of a 4.125% Cum Pref Share, Series M, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 4.125% Cum Pref Share, Series M, $0.01 par value
Trading Symbol	PSAPrM
Security Exchange Name	NYSE
Depositary Shares Each Representing 1/1,000 of a 3.875% Cum Pref Share, Series N, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 3.875% Cum Pref Share, Series N, $0.01 par value
Trading Symbol	PSAPrN
Security Exchange Name	NYSE
Depositary Shares Each Representing 1/1,000 of a 3.900% Cum Pref Share, Series O, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 3.900% Cum Pref Share, Series O, $0.01 par value
Trading Symbol	PSAPrO
Security Exchange Name	NYSE
Depositary Shares Each Representing 1/1,000 of a 4.000% Cum Pref Share, Series P, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 4.000% Cum Pref Share, Series P, $0.01 par value
Trading Symbol	PSAPrP
Security Exchange Name	NYSE
Depositary Shares Each Representing 1/1,000 of a 3.950% Cum Pref Share, Series Q, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 3.950% Cum Pref Share, Series Q, $0.01 par value
Trading Symbol	PSAPrQ
Security Exchange Name	NYSE
0.875% Senior Notes due 2032
Document Information [Line Items]
Title of 12(b) Security	0.875% Senior Notes due 2032
Trading Symbol	PSA32
Security Exchange Name	NYSE
0.500% Senior Notes due 2030
Document Information [Line Items]
Title of 12(b) Security	0.500% Senior Notes due 2030
Trading Symbol	PSA30
Security Exchange Name	NYSE